     As filed with the Securities and Exchange Commission on March 13, 2003

                           Registration No. __________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       [ ] Pre-Effective Amendment No. __

                       [ ] Post-Effective Amendment No. __

                        (Check appropriate box or boxes)

                                 NORTHERN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             50 South LaSalle Street
                             Chicago, Illinois 60675
                    (Address of Principal Executive Offices)

                                  800-595-9111
              (Registrant's Telephone Number, including Area Code)

                     Name and Address of Agent for Service:

       Jeffrey A. Dalke, Esquire               With a copy to:
       Drinker Biddle & Reath LLP              Linda Hoard, Esquire
       One Logan Square                        PFPC Inc.
       18th and Cherry Streets                 101 Federal Street, 6th Floor
       Philadelphia, PA  19103-6996            Boston, Massachusetts 02110

                 Approximate Date of Proposed Public Offering:
  As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of Beneficial Interest, par value of $0.0001

It is proposed that this filing will become effective on April 12, 2003 pursuant to Rule 488.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                                 NORTHERN FUNDS

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

         Cover Sheet
         Shareholder Letter
         Questions and Answers
         Notice of Special Meeting of Shareholders
         Table of Contents
         Part A -- Proxy Statement/Prospectus
         Part B -- Statement of Additional Information
         Part C -- Other Information
         Signature Page
         Proxy Card
         Exhibits

                                IMPORTANT NOTICE

               TO NORTHERN GLOBAL COMMUNICATIONS FUND SHAREHOLDERS

QUESTIONS & ANSWERS

While we recommend that you read the complete Proxy Statement/Prospectus, for your convenience, we have provided answers to some of the most frequently asked questions and a brief summary of the issues to be voted on.

Q.   WHY AM I RECEIVING THE PROXY STATEMENT/PROSPECTUS?      Q.    WHO IS PAYING THE EXPENSES RELATED TO THE PROXY
                                                                   AND SHAREHOLDER MEETING?

A.   Northern Global Communications Fund is seeking          A.    Northern Trust Investments, Inc. ("NTI"), the
     shareholder approval of a Plan of Reorganization              investment adviser and co-administrator of Global
     (the "Plan") providing for the reorganization (the            Communications Fund, has undertaken to pay the
     "Reorganization") of Global Communications Fund with          expenses related to the preparation and
     and into Northern Technology Fund. The Reorganization         assembling of the Proxy Statement/Prospectus, the
     is explained in detail on the following pages.                holding of the shareholder meeting and (together
                                                                   with financial intermediaries that have entered
                                                                   into shareholder servicing agreements) all other
                                                                   mailing expenses related to the solicitation of
                                                                   proxies.

Q.   WILL MY VOTE MAKE A DIFFERENCE?                         Q.    HOW CAN I VOTE MY SHARES?

A.   Yes.  Your vote is needed to ensure that the            A.    You may vote by proxy in any of the following
     Reorganization can be acted upon.  Your immediate             ways:
     response to the enclosed proxy card will help save on
     the costs of any further solicitations for a            1.    INTERNET - Instructions for casting your vote via
     shareholder vote.                                             the Internet can be found in the enclosed proxy
                                                                   voting materials.  The required control number is
                                                                   printed on your enclosed proxy card.  If this
                                                                   feature is used, you are giving authorization for
                                                                   another person to execute your proxy and there is
                                                                   no need to mail the proxy card.

                                                             2.    TELEPHONE - Instructions for casting your vote
                                                                   via telephone can be found in the enclosed proxy
                                                                   voting materials.  The toll-free telephone number
                                                                   and required control number are printed on your
                                                                   enclosed proxy card.  If this feature is used,
                                                                   you are giving authorization for

                                                                   another person to execute your proxy and there is
                                                                   no need to mail the proxy card.

                                                             3.    BY MAIL - If you vote by mail, please indicate
                                                                   your voting instructions on the enclosed proxy
                                                                   card, date and sign the card and return it in the
                                                                   postage-paid envelope provided, which needs no
                                                                   postage if mailed within the United States.

                                                             You may also vote your shares by attending the special
                                                             meeting of shareholders and voting your shares in
                                                             person at the meeting.

Q.   HOW DO THE TRUSTEES OF MY FUND SUGGEST THAT I VOTE?     Q.    WHERE DO I MAIL MY PROXY CARD?

A.   After careful consideration of the proposed             A.    You may use the enclosed postage-paid envelope,
     Reorganization, the Trustees of your Fund unanimously         or mail your proxy card to:
     recommend that you vote "FOR" the Plan of
     Reorganization.                                                           ADP Proxy Tabulator
                                                                               P.O. Box 9122
                                                                               Hingham, MA 02043

                                                             Q.    WHOM CAN I CALL IF I HAVE QUESTIONS?

                                                             A.    We will be happy to answer your questions about
                                                                   the proxy solicitation.  Simply call us at 800/
                                                                   595-9111 between the business hours of 7:00 a.m.
                                                                   and 7:00 p.m. Central time, Monday through Friday.

                                 NORTHERN FUNDS
                           GLOBAL COMMUNICATIONS FUND

                                                                 April ___, 2003

Dear Shareholder:

You are cordially invited to attend a Special Meeting of Shareholders of Northern Global Communications Fund, to be held on June 19, 2003 at 9:30 a.m., Chicago time, at the offices of The Northern Trust Company, Directors Room, 6th Floor, 50 South LaSalle Street, Chicago, Illinois 60603.

At this important meeting, you will be asked to approve a Plan of Reorganization which provides for the reorganization of Global Communications Fund with and into Northern Technology Fund.

NORTHERN FUNDS' BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

In considering the Plan of Reorganization, you should note:

SIMILAR INVESTMENT STRATEGIES

The investment strategy of Technology Fund focuses on technology business activities, which includes but is not limited to communications.

SIMILAR PORTFOLIO MANAGERS

John B. Leo is the manager of Global Communications Fund, and is also the manager of Technology Fund, along with George Gilbert.

TAX-FREE TRANSACTION

For Federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for Global Communications Fund, Technology Fund and their shareholders.

LOWER ANNUAL EXPENSE RATIOS

Historically, Technology Fund's total annual net operating expense ratio has been lower than Global Communication Fund's ratio. Currently, this ratio (after voluntary fee waivers and expense reimbursements) is 1.25% for Technology Fund, as compared to 1.30% for Global Communications Fund.

NO TRANSACTION CHARGES

No fees or other charges will be imposed by Northern Funds (the "Trust") in connection with the Reorganization.

NO DILUTION OF INTEREST

At the time of the closing of the reorganization, you will receive, in exchange for your Global Communications Fund shares, Technology Fund shares that have the same value as your interest in Global Communications Fund.

The formal Notice of Special Meeting, a Proxy Statement/Prospectus and a Proxy Card are enclosed. The Reorganization and the reasons for the Trust's Board of Trustees' unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact Northern Funds at 800/595-9111.

YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY CARD TODAY IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU ALSO MAY VOTE YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ONLINE, AS INDICATED IN THE ENCLOSED MATERIALS.

     Your continuing interest in the affairs of Northern Funds is gratefully acknowledged. Whether or not you expect to attend the Special Meeting of Shareholders, it is important that your shares be represented. Therefore, I urge you to vote for the Plan of Reorganization.

                                                           Sincerely,

                                                           /s/ Lloyd A. Wennlund

                                                           Lloyd A. Wennlund
                                                           President

                                 NORTHERN FUNDS

                           GLOBAL COMMUNICATIONS FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 19, 2003

To Shareholders of the Global Communications Fund:

     A Special Meeting of Shareholders (the "Meeting") of the Global Communications Fund of Northern Funds (the "Trust") will be held on June 19, 2003, at 9:30 a.m. (Central time) at the offices of The Northern Trust Company, Directors Room, 6th Floor, 50 South LaSalle Street, Chicago, Illinois 60603, for the following purposes:

     ITEM 1. A proposal to approve a Plan of Reorganization pursuant to which Global Communications Fund will be reorganized with and into the Northern Technology Fund.

     ITEM 2. Such other business as may properly come before the Meeting or any adjournment(s) thereof.

     The proposed reorganization is described in the attached Proxy Statement/Prospectus. YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PLAN OF REORGANIZATION.

     Shareholders of record as of the close of business on March 31, 2003 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof. The Proxy Statement/Prospectus and the accompanying Proxy Card are being mailed to Shareholders on or about April __, 2003.

     IF YOU CANNOT BE PRESENT AT THE MEETING, WE URGE YOU TO COMPLETE, SIGN AND PROMPTLY RETURN THE ENCLOSED PROXY CARD IN THE POSTAGE-PAID ENVELOPE PROVIDED, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY ALSO VOTE EASILY AND QUICKLY BY TELEPHONE OR ONLINE. IN ORDER TO AVOID THE ADDITIONAL EXPENSE TO THE TRUST OF FURTHER SOLICITATION, WE ASK YOUR COOPERATION IN COMPLETING AND RETURNING YOUR PROXY PROMPTLY.

                                               By Order of the Board of Trustees
                                               of Northern Funds

                                               Jeffrey A. Dalke,
                                               Secretary

April __, 2003

                                 NORTHERN FUNDS
                             50 SOUTH LASALLE STREET
                             CHICAGO, IL 60675-5986
                                  800/595-9111
                           PROXY STATEMENT/PROSPECTUS

     This Proxy Statement/Prospectus is being furnished to shareholders of Northern Funds Global Communications Fund in connection with a Plan of Reorganization (the "Plan") that has been approved by the Board of Trustees of Northern Funds (the "Trust"). The Board of Trustees has called a Special Meeting of the Shareholders of Global Communications Fund at the offices of The Northern Trust Company, Directors Room, 6th Floor, 50 South LaSalle Street, Chicago, Illinois, 60603 on June 19, 2003 at 9:30 a.m. Central time to vote on the Plan. This Meeting and any adjournment thereof are referred to as the "Meeting."

     Under the Plan, shareholders of Global Communications Fund will receive shares of Northern Technology Fund equal in aggregate value to the aggregate net value of the assets transferred by Global Communications Fund to Technology Fund less the liabilities of Global Communications Fund that are assumed by Technology Fund as of the closing date of the reorganization (the "Reorganization"). If approved by Global Communications Fund' shareholders, the Reorganization is expected to be effective on or about June 20, 2003. After the Reorganization is complete, Global Communications Fund will be terminated.

     Northern Trust Investments, Inc. ("NTI"), the investment adviser and co-administrator of Global Communications Fund, has undertaken to pay the expenses related to the preparation and assembling of the Proxy Statement/Prospectus, the holding of the shareholder meeting and (together with financial intermediaries that have entered into shareholder servicing agreements) all other mailing expenses related to the solicitation of proxies.

     The Board of Trustees of the Trust believes that the Reorganization is in the best interests of Global Communications Fund and Technology Fund (the "Funds"), and that the interest of the Funds' shareholders will not be diluted as a result of the Reorganization. For Federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF GLOBAL COMMUNICATIONS FUND APPROVE THE PLAN OF REORGANIZATION.

     The Funds are series of the Trust, a Delaware statutory trust registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. The Trust currently consists of 32 separate series including the Funds. Global Communications Fund seeks to provide long-term capital appreciation by investing principally in companies in the communications industry. Technology Fund seeks to provide long-term capital appreciation by investing principally in technology companies. NTI serves as investment adviser to both of the Funds.

     This Proxy Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before voting. It is both Global Communications Funds' proxy statement for the Meeting and a prospectus for Technology Fund. Copies of the Prospectus for the Trust's Equity Funds, including Technology Fund and Global Communications Fund, dated July 31, 2002 and the Supplements dated December 17, 2002 and February 26, 2003 to the Prospectus dated July 31, 2002, are included with this Proxy Statement/Prospectus and are incorporated by reference herein.

     A Statement of Additional Information, dated April __, 2003 relating to the proposed transactions described in this Proxy Statement/Prospectus has been filed with the SEC and is incorporated by reference in this Proxy Statement/Prospectus. Additional information relating to the Funds and the Trust is contained in the Trust's Statement of Additional Information, dated July 31, 2002, the Funds' Annual Report dated March 31, 2002, and the Funds' Semiannual Report to Shareholders dated September 30, 2002, each of which has been filed with the SEC. You can obtain a free copy of these documents by calling Northern Funds at 800/595-9111.

     The SEC maintains a web site (www.sec.gov) that contains the Statement of Additional Information dated April __, 2003 and other material incorporated by reference, as well as other information regarding the Funds.

     This Proxy Statement/Prospectus and the enclosures are expected to be first sent to shareholders on or about April _____, 2003.

     AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Proxy Statement/Prospectus is April ___, 2003.

                                TABLE OF CONTENTS

                                                                                            PAGE
                                                                                            ----
SYNOPSIS 1
         Proxy Solicitation                                                                  1
         The Reorganization                                                                  1
         Investment Objectives And Policies                                                  2
         Fees And Expenses                                                                   4
         Purchases/Redemptions/Exchanges                                                     6
         Dividends and Other Distributions                                                   6
PRINCIPAL RISK FACTORS                                                                       6
FUND PERFORMANCE                                                                             8
FINANCIAL HIGHLIGHTS                                                                         11
THE REORGANIZATION                                                                           13
         The Plan                                                                            13
         Reasons for the Reorganization                                                      14
         Federal Income Tax Consequences                                                     15
         Description of the Securities to be Issued                                          17
         Capitalization                                                                      19
VOTING MATTERS                                                                               19
         Record Date and Number of Shares Entitled to Vote                                   19
         Vote Required to Approve Plan of Reorganization                                     19
         Proxies; Voting at the Meeting; Quorum                                              20
         Other Business                                                                      20
         Multiple Shareholders in a Household                                                20
         Share Ownership                                                                     21
         Shares Held by Trustees and Officers                                                22
MISCELLANEOUS                                                                                22
         Management's Discussion of Technology Fund Performance

         for Fiscal Year Ended March 31, 2002                                                22
         Available Information                                                               24
Appendix A:  Plan of Reorganization                                                          A-1

                       NORTHERN GLOBAL COMMUNICATIONS FUND

                             50 SOUTH LASALLE STREET
                             CHICAGO, IL 60675-5986
                           PROXY STATEMENT/PROSPECTUS

                             DATED APRIL ____, 2003

                                    SYNOPSIS

PROXY SOLICITATION

     This Proxy Statement/Prospectus is furnished to you in connection with the solicitation of proxies for the Meeting by the Board of Trustees of Northern Funds (the "Trust").

     The Trust will request banks, brokerage houses, and other custodians to forward solicitation material to their principals to obtain authorizations for the execution of proxies. It is expected that the solicitation of proxies will be primarily by mail. However, the Trust's officers, investment advisers, co-administrators and transfer agent, as well as their affiliates and correspondent banks, brokers and similar record holders, may also solicit proxies by telephone, facsimile, internet or personal interview. If the Trust records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their identities have been properly recorded. The Trust has engaged ADP, an independent proxy solicitation firm, to assist in soliciting proxies. The cost of ADP's services with respect to the Trust is estimated to be $3,500, plus reasonable out-of-pocket expenses. Northern Trust Investments, Inc. ("NTI"), the Fund's investment adviser and co-administrator has undertaken to pay these costs.

     If you vote by mail, please complete, date, sign and promptly return the enclosed proxy card in the accompanying postage-paid envelope. If you vote online or by telephone, please use the control number on your proxy card and follow the instructions as described on the proxy card. If you have any questions regarding the enclosed materials, please contact the Trust at 800/595-9111. If the enclosed proxy card is properly executed and received prior to the Meeting, the shares represented thereby will be voted in accordance with the instructions marked on the returned proxy card or, if no instructions are marked on the returned proxy card, the proxy card will be voted FOR the Plan of Reorganization (the "Plan"), and in the discretion of the persons named above as proxies, in connection with any other matter that may properly come before the Meeting.

THE REORGANIZATION

     The Board of Trustees of the Trust has approved the Plan which provides for the reorganization (the "Reorganization") of Northern Global Communications Fund with and into Northern Technology Fund. The Board of Trustees has concluded that the Reorganization is in the best interests of both Global Communications Fund and Technology Fund, and that interests of shareholders of the Funds will not be diluted as a result of the Reorganization.

     Under the Plan, shareholders of Global Communications Fund will receive shares of Technology Fund in exchange for their shares of Global Communications Fund. The Technology Fund shares received by each Global Communications Fund shareholder will be equal in value to the total value of his or her interest in Global Communications Fund as of the closing date. The closing date is expected to be on or about June 20, 2003.

     More specifically, pursuant to the Plan, Global Communications Fund will transfer all of its assets to Technology Fund in exchange for shares of Technology Fund and Technology Fund's assumption of all of the liabilities of Global Communications Fund. Global Communications Fund will then distribute these shares of Technology Fund to its shareholders in exchange for their shares of Global Communications Fund, and Global Communications Fund will be liquidated. Immediately after the Reorganization, each person who held shares in Global Communications Fund will hold shares in Technology Fund with the same value as that person's interest in Global Communications Fund before the Reorganization.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Plan, including approval of the Reorganization by the shareholders of Global Communications Fund. Among the other significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for Federal income tax purposes as described further below.

     This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached as Appendix A.

     NTI has undertaken to pay the expenses related to the preparation and assembling of the Proxy Statement/Prospectus, the holding of the shareholder meeting and (together with financial intermediaries that have entered into shareholder servicing agreements) all other mailing expenses related to the solicitation of proxies.

INVESTMENT OBJECTIVES AND POLICIES

     The Funds have similar investment objectives. Global Communications Fund "seeks to provide long-term capital appreciation." Technology Fund "seeks to provide long-term capital appreciation by investing principally in equity securities and securities of companies that develop, produce or distribute products and services related to technology." The investment objective of each Fund may be changed by the Trust's Board of Trustees without shareholder approval.

     Global Communications Fund seeks to achieve its investment objective by investing at least 80% of its net assets in the equity securities of companies in the communications industry. Communications companies are those that design, develop, manufacture, distribute or sell communications services and equipment that enable or enhance data, voice and video transmissions. Communications companies use many different technologies, including but not limited to long distance, local and cellular telephone; broadcasting and cable television; wireless, wireline and fiber optic transmission of voice data and video traffic; and other established and emerging technologies.

     Technology Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities of companies principally engaged in technology business activities. In considering whether a company is principally engaged in technology business activities, Technology Fund's investment adviser considers whether the company is classified as such by the Bloomberg Industry Group Classification or is listed on the Morgan Stanley High-Tech 35 Index (the "Morgan Stanley Index") or other comparable technology index. Companies engaged in businesses related to the following products and services are also considered to be engaged in technology business activities whether or not they are listed in a technology index: industrial and business machines; communications; computers; software and peripheral products; electronics, electronic media; internet; television and video equipment and services; and satellite technology and equipment. More than 25% of Technology Fund's total assets are normally invested in technology companies which develop or sell computers, software and peripheral products. Technology Fund may invest in both small and large technology companies, without regard to their size.

     Global Communications Fund may invest in the securities of communications companies located throughout the world, although U.S. companies may dominate Global Communications Funds' portfolio. Although Global Communications Fund primarily invests in mature markets such as Germany, Japan and the United States, it may to a lesser extent also invest in emerging markets such as Argentina and China.

     Technology Fund primarily invests in the securities of U.S. issuers, but it may invest up to 25% of its total assets in the securities of foreign issuers either directly or indirectly (for example, through American Depositary Receipts).

     Each Fund may invest up to 15% of its net assets in illiquid securities; invest in other investment companies to the extent permitted by the Investment Company Act of 1940 (the "1940 Act") and orders issued by the SEC; enter into forward currency exchange contracts and futures contracts; and lend securities to banks, broker-dealers or other qualified institutions. Each Fund may engage in active trading, and does not consider portfolio turnover a limiting factor in making investment decisions.

     Both Funds have identical fundamental investment restrictions with respect to diversification, borrowings and certain other matters, with one exception. As a fundamental investment restriction (that can be changed only by shareholder vote), Global Communications Fund may not purchase securities (except for temporary defensive periods) if as a result of such purchase less than 25% of the assets of the Fund would be invested in securities of issuers in the communications industry. As a fundamental investment restriction, Technology Fund may not purchase securities (except for temporary defensive periods) if as a result of such purchase, less than 25% of the assets of the Fund would be invested in securities of issuers in technology business activities.

FEES AND EXPENSES

The following table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. As shown by the table, there are no transaction charges when you buy or sell shares of either Fund, nor will there be any such charges following the Reorganization. THERE WILL NOT BE ANY FEE IMPOSED ON SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge Imposed on Purchases                             None
Sales Charge Imposed on Reinvested Dividends                  None
Deferred Sales Charges                                        None
Redemption Fees(1)                                            None
Exchange Fees                                                 None

FOOTNOTE

(1)  A fee of $15.00 may be applicable for each wire redemption.

     Set forth below is a comparison of each Fund's operating expenses (before waivers and reimbursements) for the fiscal year ended March 31, 2002, restated to reflect current expenses. The ratios also are shown on a pro forma (estimated) combined basis, giving effect to the Reorganization.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) BEFORE WAIVERS AND REIMBURSEMENTS.

                                                                                                      TOTAL
                                                                                                      ANNUAL FUND
                                        MANAGEMENT         DISTRIBUTION           OTHER               OPERATING
FUND                                    FEES(1)            12B-1 FEES(2)          EXPENSES(3)         EXPENSES(4)
-----------------------------------------------------------------------------------------------------------------
Global Communications Fund                1.15%                 None                1.99%                3.14%

Technology Fund                           1.10%                 None                0.42%                1.52%

Pro Forma Combined (Technology Fund)      1.10%                 None                0.42%                1.52%

FOOTNOTES

(1) This information has been restated to reflect reduced contractual management fees rates that were effective July 31, 2002. Prior to July 31, 2002, the contractual management rates for the Global Communications Fund and Technology Fund were 1.25% and 1.20%, respectively, of the Funds' average daily net assets.

(2) The Board of Trustees has adopted a Distribution and Service Plan in accordance with Rule 12b-1 but the Plan has not been implemented with respect to the Funds. During the last fiscal year the Funds did not pay any 12b-1 fees. The Funds do not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of each Fund's average net assets under the Trust's Distribution and Service Plan.

(3) These expenses include custody, accounting, transfer agency and co-administration fees, shareholder servicing fees, proxy costs, if any, as well as other customary Fund expenses. NTI and PFPC Inc. are entitled to a co-administration fee from the Funds at an annual rate of 0.15% of the average daily net assets of each Fund. This fee may be retained by either or both co-administrators as they from time to time may agree. The transfer agent is entitled to transfer agency fees of 0.10% of the average daily net asset value of each Fund.

(4) As a result of voluntary fee waivers and reimbursements, "Total Annual Net Fund Operating Expenses" which are actually incurred by the Funds are set forth below. By operation of these voluntary fee waivers and reimbursements at their current rates, the total fees paid by the Funds to The Northern Trust Company and its affiliates ("Northern") for their services to the Funds approximate "Total Annual Net Fund Operating Expenses." The voluntary fee waivers and reimbursements may be modified or terminated at any time at the option of Northern. If this occurs, "Total Annual Net Fund Operating Expenses" actually incurred by the Funds may increase without shareholder approval.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AFTER WAIVERS AND REIMBURSEMENTS

                                                                                                                TOTAL
                                                                                                                ANNUAL
                                    MANAGEMENT                                                                  NET FUND
                                    FEES(AFTER          DISTRIBUTION        OTHER           REIMBURSED          OPERATING
FUND                                WAIVERS)            12B-1 FEES          EXPENSES        AMOUNTS(1)          EXPENSES
----------------------------------------------------------------------------------------------------------------------------
Global Communications Fund             1.05%                 None              1.99%            1.74%              1.30%

Technology Fund                        1.00%                 None              0.42%            0.17%              1.25%

Pro Forma Combined (Technology Fund)   1.00%                 None              0.42%            0.17%              1.25%

(1) "Reimbursed Amounts" are charged first against "Management Fees (After Waivers)" and then, if necessary, against Other Expenses to the extent they exceed "Management Fees (After Waivers)".

EXAMPLE

     The following Example is intended to help you compare the cost of investing in a Fund (without fee waivers and expense reimbursements). The Example assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR              3 YEARS              5 YEARS            10 YEARS
Global Communications Fund                     $317               $969                $1,645             $3,448

                                          1 YEAR              3 YEARS              5 YEARS            10 YEARS
Technology Fund                                 155                480                  829               1,813

Pro Forma Combined (Technology Fund)            155                480                  829               1,813

PURCHASES/REDEMPTIONS/EXCHANGES

     Procedures to purchase, redeem and exchange shares of Global Communications Fund and Technology Fund are identical.

DIVIDENDS AND OTHER DISTRIBUTIONS

     Dividends from net investment income (if any) and distributions from realized net capital gains (if any) are paid by each Fund annually. Each Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any Federal income or excise tax on the Funds.

                             PRINCIPAL RISK FACTORS

     Except as otherwise noted below, Technology Fund presents substantially the same principal risk factors as Global Communications Fund. These risk factors are summarized below. AN INVESTMENT IN EACH OF THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY FDIC OR ANY OTHER GOVERNMENT AGENCY. Loss of money is a risk of investing in each Fund.

     MARKET RISK is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

     MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

     LIQUIDITY RISK is the risk that a Fund will not be able to pay redemption proceeds within the time periods described in the Fund's prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

     STOCK RISK is the risk that stock prices have historically risen and fallen in periodic cycles. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of equity investments that a Fund holds may decline over short or extended periods. The volatility means that the value of your investment in the Funds may increase or decrease. Over the past several years, stock markets have experienced substantial price volatility.

     DERIVATIVES RISK is the risk that loss may result from a Fund's investments in options, futures, swaps, structured securities or other derivative instruments, which may be leveraged. Investments in derivative instruments may result in losses exceeding the amounts invested.

     SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to a greater degree of change in their earnings and prospects.

     CURRENCY RISK is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates.

     COUNTRY RISK is the potential for price fluctuations in foreign securities because of political, financial and economic events in foreign countries. Investment of more than 25% of a Fund's total assets in securities of issuers located in one country will subject the Fund to increased country risk with respect to the particular country.

     FOREIGN REGULATORY RISK is the risk that a foreign security could lose value because of less stringent foreign securities regulations and accounting and disclosure standards.

     PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to result in increased Fund expenses which may result in lower investment returns. High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders.

     Technology Fund presents the following additional principal risks:

     TECHNOLOGY STOCK RISK is the risk that stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, or become obsolete, or may be adversely impacted by government regulation. Technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism.

     COMPUTER RISK is the risk that companies in the computer industry can be significantly affected by competitive pressures. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs and product obsolescence.

     SOFTWARE AND COMPUTER SERVICES RISK is the risk that companies in the software and computer services industry can be significantly affected by competitive pressures. For example, an increasing number of companies and new product offerings can lead to aggressive pricing and slower selling cycles.

     Global Communications Fund presents the following additional principal risks:

     COMMUNICATIONS CONCENTRATION RISK is the risk that the securities of communications companies may be subject to greater price volatility than the securities of companies in other sectors. Communications companies produce or use products or services that may prove commercially unsuccessful or become obsolete. Communications companies may also be adversely affected by government regulation. The securities of communications companies may experience significant price movements caused by disproportionate investor optimism or pessimism.

     IPO RISK is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

     EMERGING MARKETS RISK is the risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

                                FUND PERFORMANCE

THE BAR CHARTS AND TABLES THAT FOLLOW PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN A FUND BY SHOWING: (A) CHANGES IN THE PERFORMANCE OF A FUND FROM YEAR TO YEAR; AND (B) HOW THE AVERAGE ANNUAL RETURNS OF A FUND COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.

The bar charts and tables assume reinvestment of dividends and distributions. A Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. If expense limitations were not in place, a Fund's performance would have been reduced.

GLOBAL COMMUNICATIONS FUND

CALENDAR YEAR TOTAL RETURN

                 [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                  2001      2002
                                -------------------
                                (49.77)%   (41.23)%

BEST AND WORST QUARTERLY PERFORMANCE
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

     Best Quarter Return
     Q4 2001 13.64%

                 Worst Quarter Return
                 Q1 2001 (35.55)%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                                           INCEPTION        1-YEAR       SINCE
                                                                           DATE                          INCEPTION
------------------------------------------------------------------------------------------------------------------------
Global Communications Fund                                                 05/15/00         (41.23)%     (46.71)%
                                      Return before taxes
                                      Return after Taxes on Distributions                   (41.23)%     (46.71)%
                                      Return After Taxes on                                 (25.32)%     (32.71)%
                                      Distributions and Sale of Fund
                                      Shares
Morgan Stanley High Tech 35 Index*                                                          (43.22)%     (36.74)%
S&P 500 Index*                                                                              (22.10)%     (15.93)%

After-tax returns are calculated using historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*The Index figures do not reflect any fees, expenses or taxes.

TECHNOLOGY FUND

CALENDAR YEAR TOTAL RETURN

                 [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

   1997          1998        1999         2000          2001         2002
-------------------------------------------------------------------------------
  16.68%        83.02%      134.48%     (38.43)%      (34.47)%     (40.66)%

BEST AND WORST QUARTERLY PERFORMANCE
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

   Best Quarter Return
   Q4 1999 65.15%

               Worst Quarter Return
               Q4 2000 (43.78)%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                                           INCEPTION        1-YEAR       SINCE
                                                                           DATE                          INCEPTION
------------------------------------------------------------------------------------------------------------------------
Technology Fund                                                            04/01/96         (40.66)%     7.10%
                                      Return before taxes
                                      Return after Taxes on Distributions                   (40.66)%     4.09%
                                      Return after Taxes on                                 (24.96)%     7.02%
                                      Distributions and Sale of Fund
                                        Shares
Morgan Stanley High Tech 35 Index*                                                          (43.22)%     9.27%
S&P 500 Index*                                                                              (22.10)%     6.30%

After-tax returns are calculated using the historically highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*The Index figures do not reflect any fees, expenses or taxes.

                              FINANCIAL HIGHLIGHTS

         THE FOLLOWING FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND A FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS (OR, IF SHORTER, THE PERIOD OF THE FUND'S OPERATIONS). THIS INFORMATION IS DERIVED FROM THE FUNDS' SEMIANNUAL REPORT TO SHAREHOLDERS FOR THE PERIOD ENDED SEPTEMBER 30, 2002, AND SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' UNAUDITED FINANCIAL STATEMENTS AND RELATED NOTES FOR THAT PERIOD, WHICH ARE INCORPORATED BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION RELATED TO THIS PROXY STATEMENT/PROSPECTUS.

         Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Except for the six months ended September 30, 2002, this information has been audited by the Funds' prior independent auditors, whose report is included in the Funds' annual report along with the Funds' financial statements. The annual report is available upon request and without charge.

                           GLOBAL COMMUNICATIONS FUND

SELECTED PER SHARE DATA                                      SIX MONTHS ENDED         YEAR ENDED            PERIOD ENDED
                                                              SEPT. 30, 2002           MARCH 31,             MARCH 31,
                                                               (UNAUDITED)               2002                 2001(3)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $2.98                  $4.17                 $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     (0.01)                 (0.05)                     -
Net realized and unrealized losses                               (1.23)                 (1.14)                 (5.83)
  Total Loss from Investment Operations                          (1.24)                 (1.19)                 (5.83)

Net Asset Value, End of Period                                   $1.74                  $2.98                 $4.17

TOTAL RETURN (1)                                                (41.61)%               (28.54)%               (58.30)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                         $4,442                 $9,754                $36,050
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements                     1.30%                  1.30%                  1.30%
  Expenses, before waivers and reimbursements                     2.98%                  2.30%                  1.77%
  Net investment loss, net of waivers and reimbursements         (0.69)%                (0.72)%                (0.55)%
  Net investment loss, before waivers and reimbursements         (2.37)%                (1.72)%                (1.02)%
Portfolio Turnover Rate                                          25.03%                 97.55%                195.12%

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  Commenced investment operations on May 15, 2000.

                                 TECHNOLOGY FUND

  SELECTED PER SHARE DATA                                SIX MONTHS ENDED  YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          SEPT. 30, 2002     MARCH             MARCH             MARCH
                                                           (UNAUDITED)        2002              2001              2000
  NET ASSET VALUE, BEGINNING OF PERIOD                       $11.46          $13.02            $65.81            $29.99
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               (0.04)          (0.14)               -                 -
  Net realized and unrealized gains (losses)                 (4.84)          (1.42)            (40.28)            41.56
        Total Income (Loss) from Investment Operations       (4.88)          (1.56)            (40.28)            41.56
  LESS DISTRIBUTIONS PAID:
From net realized gains                                        -                -              (12.51)           (5.74)
      Total Distributions Paid                                 -                -              (12.51)           (5.74)
  Net Asset Value, End of Period                             $6.58           $11.46            $13.02            $65.81
  TOTAL RETURN (1)                                          (42.63)%        (11.90)%          (66.87)%           154.28%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                   $266,397        $533,694          $771,439         $2,842,750
  Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                  1.25%            1.25%             1.25%             1.25%
Expenses, before waivers and reimbursements                  1.53%            1.54%             1.51%             1.50%
Net investment loss, net of waivers and reimbursements      (0.95)%          (0.96)%           (0.74)%           (1.05)%
Net investment loss, before waivers and reimbursements      (1.23)%          (1.25)%           (1.00)%           (1.30)%
  Portfolio Turnover Rate                                    18.73%          76.15%            180.30%           156.37%
  SELECTED PER SHARE DATA                                     YEAR ENDED       YEAR ENDED
                                                                MARCH             MARCH
                                                                1999              1998
  NET ASSET VALUE, BEGINNING OF PERIOD                         $17.11            $11.95
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                   -                  -
  Net realized and unrealized gains (losses)                   13.55              6.06
        Total Income (Loss) from Investment Operations         13.55              6.06
  LESS DISTRIBUTIONS PAID:
From net realized gains                                        (0.67)            (0.90)
      Total Distributions Paid                                 (0.67)            (0.90)
  Net Asset Value, End of Period                               $29.99            $17.11
  TOTAL RETURN (1)                                             79.97%            52.62%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                     $343,709          $104,389
  Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                    1.23%              1.25%
Expenses, before waivers and reimbursements                    1.53%              1.59%
Net investment loss, net of waivers and reimbursements        (0.87)%            (0.96)%
Net investment loss, before waivers and reimbursements        (1.17)%            (1.30)%
  Portfolio Turnover Rate                                      61.01%            74.75%

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

                               THE REORGANIZATION

THE PLAN

     The terms and conditions under which the Reorganization will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Proxy Statement/Prospectus.

     The Plan contemplates (i) Technology Fund's acquiring all of the assets of Global Communications Fund in exchange solely for shares of Technology Fund and the assumption by Technology Fund of all of Global Communications Fund's liabilities as of the closing date, and (ii) the distribution of such shares to the shareholders of Global Communications Fund.

     The value of Global Communications Fund's assets acquired and the amount of its liabilities assumed by Technology Fund and the net asset value of a share of Technology Fund will be determined on the closing date in accordance with the valuation procedures described in the then-current Technology Fund Prospectus and Statement of Additional Information.

     On, as soon as practicable after, the closing date, Global Communications Fund will distribute pro rata to its shareholders of record the shares of Technology Fund it receives in the Reorganization, so that each shareholder of Global Communications Fund will receive a number of full and fractional shares of Technology Fund equal in value to his or her interest in Global Communications Fund. Global Communications Fund will be terminated thereafter. Such distribution will be accomplished by opening accounts on the books of Technology Fund in the names of Global Communications Fund shareholders and by transferring thereto the shares of Technology Fund previously credited to the account of Global Communications Fund on those books. Each shareholder account shall be credited with the pro rata number of Technology Fund's shares due to that shareholder. Any special options with the exception of automatic investment on current Global Communications Fund shareholder accounts will automatically transfer to the new accounts. Shareholders wishing to have their automatic investment plans transferred to their new Technology Fund accounts should contact Northern Funds at 800/595-9111.

     The stock transfer books for Global Communications Fund will be permanently closed as of the close of business on the day immediately preceding the closing date. Redemption requests received thereafter with respect to Global Communications Fund will be deemed to be redemption requests for Technology Fund.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. In addition, the Plan may be terminated by the Trust's Board of Trustees at any time before the closing, notwithstanding approval of the Plan by the shareholders of Global Communications Fund, if circumstances develop that, in the Board's judgment, make proceeding with the Plan inadvisable.

     The Plan may be amended, modified or supplemented in such manner as may be determined by the Trustees; provided, however, that following the approval of the Plan by

Global Communications Fund's shareholders, no such amendment may have the effect of changing the provisions for determining the number of the shares of Technology Fund to be paid to Global Communications Fund's shareholders under the Plan to the detriment of such shareholders without their further approval.

     In addition, the Trust, after consultation with counsel and by consent of its Board of Trustees or any officer, may waive any condition to the obligations under the Plan if, in their or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds. The Board of Trustees, or an officer of the Trust, may change or postpone the closing date.

REASONS FOR THE REORGANIZATION

     At a meeting held on February 14, 2003, the Board of Trustees of the Trust approved the Plan, which provides for the reorganization of Global Communications Fund with and into Technology Fund. The Board of Trustees determined that the Reorganization is in the best interests of Global Communications Fund and Technology Fund, and that the interests of shareholders will not be diluted as a result of the Reorganization. The Board's determination was based on a number of factors, including:

     - The investment strategy of Technology Fund focuses on technology business activities, which includes but is not limited to communications. This broader exposure will provide investors with additional opportunities that may not be available in an investment fund focused primarily on communications.

     - John B. Leo is the manager of Global Communications Fund, and is also the manager of Technology Fund, along with George Gilbert.

     - Historically, Technology Fund's total annual net operating expense ratio has been lower than Global Communication's ratio. Currently, this ratio (after voluntary fee waivers and expense reimbursements) is 1.25% for Technology Fund, as compared to 1.30% for Global Communications Fund.

     - Global Communications Fund has a small asset base. The Reorganization will allow shareholders to participate in potential economies and portfolio trading advantages provided by Technology Fund's larger asset base.

     - For Federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders.

     - The Trustees also considered the future prospects of Global Communications Fund if the Reorganization is not effected, including the possibility that Global Communications Fund might be liquidated.

FEDERAL INCOME TAX CONSEQUENCES

     Each Fund intends to qualify as of the effective time of the Reorganization, as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, Global Communications Fund and Technology Fund have been, and expect to continue to be, relieved of all or substantially all Federal income taxes. Depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

     Consummation of the Reorganization is subject to the condition that the Trust receives an opinion from Drinker Biddle & Reath LLP, counsel to the Trust, substantially to the effect that, based on certain assumptions and representations of relevant facts, for Federal income tax purposes:

          (i) the transfer of all of the assets and liabilities of Global Communications Fund to Technology Fund in exchange for the issuance of Technology Fund shares to Global Communications Fund, followed by the distribution in liquidation by Global Communications Fund of such Technology Fund shares to the Global Communications Fund shareholders in exchange for their Global Communications Fund shares and the termination of Global Communications Fund, will constitute a reorganization within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Code, and Global Communications Fund and Technology Fund will each be "a party to a reorganization" within the meaning of
               Section 368(b) of the Code;

          (ii) no gain or loss will be recognized by Global Communications Fund upon (i) the transfer of its assets to Technology Fund in exchange for the issuance of Technology Fund shares to the Global Communications Fund and the assumption by Technology Fund of Global Communications Fund's liabilities, if any, and (ii) the distribution by Global Communications Fund of the Technology Fund shares to the Global Communications Fund shareholders;

          (iii)no gain or loss will be recognized by Technology Fund upon its receipt of Global Communications Fund's assets in exchange for the issuance of Technology Fund shares to Global Communications Fund and the assumption by Technology Fund of the liabilities, if any, of Global Communications Fund;

          (iv) the tax basis of the assets acquired by Technology Fund from Global Communications Fund will be, in each instance, the same as the tax basis of those assets in Global Communications Fund's hands immediately before the transfer;

     (v) the tax holding period of the assets of Global Communications Fund in the hands of Technology Fund will, in each instance, include Global Communications Fund's tax holding period for those assets;

     (vi) Global Communications Fund's shareholders will not recognize gain or loss upon the exchange of their Global Communications Fund shares for Technology Fund shares as part of the transaction;

     (vii) the tax basis of Technology Fund shares received by Global Communications Fund shareholders in the transaction will be, for each Global Communications Fund shareholder, the same as the tax basis of the Global Communications Fund shares surrendered in exchange therefor; and

     (viii) the tax holding period of the Technology Fund shares received by Global Communications Fund shareholders will include, for each Global Communications Fund shareholder, the tax holding period for the Global Communications Fund shares surrendered in exchange therefor, provided that those Global Communications Fund shares were held as capital assets on the date of the exchange.

     As is customary in transactions such as the Reorganization, Global Communications Fund, which is being reorganized into Technology Fund, will declare and pay to its shareholders a distribution of all realized capital gains and other investment company taxable income (if any) immediately prior to the Reorganization. Shareholders of Global Communications Fund should note that the sale of securities by Global Communications Fund prior to the effective time of the Reorganization, whether in the ordinary course of business or in anticipation of the Closing, could increase the amount of the taxable capital gains distribution made prior to the Reorganization.

     As of March 31, 2002 Global Communications Fund and Technology Fund had unutilized capital loss carryovers of approximately $68 million and $830 million, respectively. The final amount of unutilized capital loss carryovers for each Fund is subject to change and will not be determined until the time of the Reorganization. As of March 31, 2002 Global Communications Fund had a "built-in loss" - i.e., an excess of its aggregate tax basis in its assets over their aggregate fair market value - in the amount of $2.189 million. After and as a result of the Reorganization, it is anticipated that the ability of Technology Fund to use capital loss carryovers of Global Communications Fund, and to deduct losses recognized on sale of assets of Global Communications Fund to the extent the losses were "built-in losses" as of the time of the Reorganization, will be significantly limited under
Section 382 of the Code.

     The Trust has not sought, and will not seek, a private ruling from the Internal Revenue Service (the "IRS") with respect to the Federal income tax consequences of the Reorganization. The opinion of Drinker Biddle & Reath LLP with respect to the Federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

     Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

     Under the terms of its Agreement and Declaration of Trust (the "Trust Agreement"), the Trust is authorized to issue shares of beneficial interest in separate portfolios, including the Funds. Each share of each Fund has a par value of $0.0001, represents a proportionate interest in the particular Fund with each other share of its class and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. Shares when issued as described in the Funds' Prospectus are validly issued, fully paid and nonassessable. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.

     The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, are specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust.

     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings, although it does hold special meetings as necessary. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as "dollar-based voting"). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or may be required by law.

     The Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof.

     The Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

     The Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

     The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

     Under the Delaware Statutory Trust Act (the "Delaware Act"), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

CAPITALIZATION

     The following table shows the capitalization of Global Communications Fund and Technology Fund as of January 31, 2003, and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date. The capitalization of Global Communications Fund and Technology Fund is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of other ongoing operations.

                                                               GLOBAL                                      PRO FORMA
                                                           COMMUNICATIONS          TECHNOLOGY              COMBINED
                                                                FUND                  FUND                   FUND
-----------------------------------------------------------------------------------------------------------------------
Net Assets (000)                                               $4,373                $282,983              $287,386

Net Asset Value per share                                      $ 1.94                $   7.41              $   7.41

Shares Outstanding (000)                                        2,253                  38,206                38,796

     Information about Global Communications Fund and Technology Fund is incorporated by reference to the Trust's Equity Funds Prospectus dated July 31, 2002, its Statement of Additional Information, dated July 31, 2002, and Supplements dated December 17, 2002 and February 26, 2003 to the Prospectus dated July 31, 2002.

                                 VOTING MATTERS

RECORD DATE AND NUMBER OF SHARES ENTITLED TO VOTE

     The Trustees have fixed the close of business on March 31, 2003 as the record date (the "Record Date") for determining the shareholders of Global Communications Fund entitled to notice of and to vote at the Meeting. Shareholders of record of Global Communications Fund on the Record Date are entitled to one vote per share at the Meeting, and fractional votes for fractional shares. On the Record Date, ______ shares of Global Communications were outstanding and entitled to be voted at the Meeting.

VOTE REQUIRED TO APPROVE PLAN OF REORGANIZATION

     Approval of the Plan requires the affirmative vote of a majority of the shares of Global Communications Fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares Global Communications Fund means the vote of the lesser of (1) 67% or more of the shares of Global Communications Fund present at the Meeting, if the holders of more than 50% of the shares of that Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of Global Communications Fund. The vote of the shareholders of Technology Fund is not being solicited, since their approval or consent is not required for the Reorganization.

PROXIES; VOTING AT THE MEETING; QUORUM

     A proxy is revocable by a shareholder at any time before it is exercised by written notice to the Trust (addressed to the Secretary at the Trust's principal office), by executing a superseding proxy or by attending the Meeting and voting in person. All valid proxies received prior to the Meeting (including any adjournment thereof) will be voted at the Meeting. Matters on which a choice has been provided will be voted as indicated on a proxy. If no instruction is given, the persons named as proxies (the "Proxy Designees")will vote the shares represented thereby in favor of the Plan and will use their best judgment in connection with the transaction of such other business as may properly come before the Meeting.

     In the event that at the time any session of the Meeting is called to order a quorum is not present in person or by proxy, the Proxy Designees may vote those proxies which have been received to adjourn the Meeting to a later date. In the event that quorum is present but sufficient votes in favor of the Plan have not been received, the Proxy Designees may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to such proposal. Any such adjournment will require the affirmative vote of a majority of the shares of Global Communications Fund present and voting in person or by proxy at the session of the Meeting to be adjourned. The Proxy Designees will vote those proxies which they are entitled to vote in favor of the Plan in favor of such an adjournment, and will vote those proxies required to be voted against the Plan against any such adjournment.

     A majority of the shares entitled to vote will be a quorum for the transaction of business at the Meeting, but any lesser number will be sufficient for adjournments. Abstentions will be treated as shares that are present at the Meeting, but will not be counted as a vote at the Meeting. Accordingly, an abstention from voting on the Plan has the same effect as a vote against the Plan. If a broker or nominee holding shares in "street name" indicates on the proxy card that it does not have authority to vote, those shares will not be considered as present at the Meeting. Accordingly, a "broker non-vote" may affect the Trust's ability to achieve a quorum at the Meeting, and will also have the same effect as a vote against the Plan.

OTHER BUSINESS

     As of the date of this Proxy Statement/Prospectus, the Trustees are not aware of any matters to be presented for action at the Meeting other than as described above. If other business is properly brought before the Meeting, it is intended that proxies will be voted thereon in accordance with the judgment of Proxy Designees.

MULTIPLE SHAREHOLDERS IN A HOUSEHOLD

     If you are a member of a household in which multiple shareholders of the Trust share the same address, and the Trust or your broker or bank (for "street name" accounts) has received consent to household material, then the Trust or your broker or bank may have sent to your household only one copy of this Proxy Statement/Prospectus, unless the Trust or your broker or bank previously received contrary instructions from a shareholder in your household. If you are part of a household that has received only one copy of this Proxy Statement/Prospectus, the Trust will deliver promptly a separate copy of this Proxy Statement/Prospectus to you upon written or oral request. To receive a separate copy of this Proxy Statement/Prospectus, or if you would like to receive a separate copy of future proxy statements, prospectuses or annual reports, please contact the Trust by calling 800/595-9111 or by mail at Northern Funds, 50 South LaSalle Street, P.O. Box 75986, Chicago, Illinois 60675-5986. On the other hand, if you are now receiving multiple copies of these documents and would like to receive a single copy in the future, please contact the Trust at the telephone number or address stated above. If your shares are held in street name, please contact your broker or bank.

SHARE OWNERSHIP

     As of March 31, 2003, Northern possessed sole or shared voting and/or investment power for its customer accounts with respect to the outstanding shares of each Fund as follows:

                                                     AMOUNT AND
                                                   PERCENTAGE OF
                                                OUTSTANDING SHARES
                                                -------------------
                                                                  PERCENTAGE OF
FUND                                  AMOUNT OF SHARES              SHARES (%)
----                                  ----------------              ----------
Global Communications Fund
Technology Fund

In addition, as of March 31, 2003, the following persons or entities owned beneficially more than 5% of the outstanding shares of the following Funds:

                                                                                    AMOUNT AND
                                                                                  PERCENTAGE OF
                                                                                OUTSTANDING SHARES
                                                                                ------------------
                                   SHAREHOLDER NAME AND                                          PERCENTAGE OF
FUND                                      ADDRESS                 AMOUNTS OF SHARES               SHARES (%)
----                                      -------                 -----------------               ----------
Global Communications Fund
Technology Fund

     On the basis of the share holdings information presented above, the persons listed above would own the following percentages of Technology's shares upon consummation of the Reorganization:

                                                                                    AMOUNT AND
                                                                                  PERCENTAGE OF
                                                                                OUTSTANDING SHARES
                                                                                ------------------
                                   SHAREHOLDER NAME AND                                          PERCENTAGE OF
FUND                                      ADDRESS                 AMOUNTS OF SHARES               SHARES (%)
----                                      -------                 -----------------               ----------
Global Communications Fund
Technology Fund

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25 percent of the voting securities of a company is presumed to "control" such company. As shown above, on the Record Date Northern was the beneficial owner of ___% of the outstanding shares of Global Communications Fund because it possessed sole or shared voting power and/or investment power with respect to these shares on behalf of its customer accounts. Northern has advised the Trust that it intends to vote the shares over which it has voting power "FOR" the Reorganization. The Northern Trust Company, an Illinois-chartered bank, is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company.

SHARES HELD BY TRUSTEES AND OFFICERS

     At March __, 2003, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

                                  MISCELLANEOUS

MANAGEMENT'S DISCUSSION OF TECHNOLOGY FUND PERFORMANCE FOR FISCAL YEAR ENDED MARCH 31, 2002

     The discussion set forth below is taken from Northern Funds' Annual Report for the Technology Fund dated March 31, 2002. As of the date of this Proxy Statement/Prospectus, management's discussion of Technology Fund performance for the fiscal year ended March 31, 2003 had not been prepared.

     Technology stocks were driven by two major forces over the Fund's fiscal year. During the first six months, tech stocks moved lower due to a sharp slowdown in corporate spending on information technology. The trend was aggravated by the jump in risk aversion caused by the terrorist attacks in September. In recent months, however, technology stocks have rebounded as investors gradually warmed to the realization that the economic downturn was less severe than earlier thought and that a recovery was already underway.

     The Fund's lackluster performance over the past year, down 11.90 percent, reflects the spending malaise that continues to pervade the technology industry, as evidenced by the negative 13.02 percent return of its benchmark Morgan Stanley High Tech 35 Index. We have been mired in a period during which the economic experience has trumped the innovations and advances that define this industry. However, the Fund modestly outperformed its benchmark over the fiscal year, as our relatively conservative posture helped to lessen the impact of the downturn.

     The number of holdings in the portfolio declined as the year progressed. We eliminated second- and third-tier positions in several subsectors, consolidating holdings in those clear market leaders best positioned to weather the storm. Later in the year we began to move toward those areas we believe will respond to the early stages of an economic upturn, like semiconductors. For most of the reporting period we kept a fairly balanced exposure to the major subsectors, with the exception of a sharp underweighting in the telecom equipment sector, the group most impacted by the spending shutdown. As in previous years, we employed a modest amount of covered-call writing to enhance returns.

TOTAL RETURNS
Period Ended 3/31/02

One Year                                    (11.90)%
Three Year                                  ( 9.46)%
Five Year                                   15.31%
Average Annual Since Inception              16.22%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Technology stocks may be very volatile and mutual funds which concentrate in one market sector are generally riskier than more diversified strategies.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                                  MORGAN STANLEY
                                TECHNOLOGY         HIGH TECH 35
                                   FUND               INDEX
              4/1/1996            $10,000            $10,000
             3/31/1997            $12,080            $11,232
             3/31/1998            $18,439            $17,215
             3/31/1999            $33,183            $32,411
             3/31/2000            $84,379            $67,552
             3/31/2001            $27,956            $33,660
             6/31/2001            $30,726            $37,223
             9/31/2001            $20,355            $24,033
            12/31/2001            $26,775            $32,623
             3/31/2002            $24,628            $29,278

The Morgan Stanley High Tech 35 Index is an unmanaged index that tracks the performance of stocks within the technology sector.

AVAILABLE INFORMATION

     The Trust and each series thereof are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 233 Broadway, New York, New York, 10279, and Northwestern Atrium Center, 500 West

Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

                                      * * *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY VOTE ONLINE OR BY TELEPHONE.

     NORTHERN WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS MARCH 31, 2002 ANNUAL REPORT TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: NORTHERN FUNDS AT 50 SOUTH LASALLE STREET, P.O. BOX 75986, CHICAGO, ILLINOIS 60675-5986 OR BY TELEPHONE AT 1-800-595-9111.

                                   APPENDIX A

                            PLAN OF REORGANIZATION

         THIS PLAN OF REORGANIZATION is made as of the 14th day of February, 2003 by Northern Funds, a Delaware statutory trust (the "Trust"), on behalf of its International Select Equity Fund, International Growth Equity Fund, Global Communications Fund and Technology Fund (each a "Fund" and collectively the "Funds").

                                  A. BACKGROUND

         The Funds are separate investment portfolios of the Trust. The Trust is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

         This Plan is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (the "Code"), and is intended to effect the reorganizations (the "Reorganizations") of: (1) the International Select Equity Fund with and into the International Growth Equity Fund; and (2) the Global Communications Fund with and into the Technology Fund. The International Select Equity Fund and the Global Communications Fund are each called a "Transferor Fund" and the International Growth Equity Fund and Technology Fund are each called a "Surviving Fund."

         Each Reorganization will be effected by the transfer of all of the assets of a Transferor Fund to the corresponding Surviving Fund solely in exchange for (1) the assumption by such Surviving Fund of all liabilities of the Transferor Fund and (2) the issuance by the Trust to the Transferor Fund of shares of beneficial interest of the Surviving Fund (the "Surviving Fund Shares"). These transactions will be promptly followed by a pro rata distribution by each Transferor Fund of the Surviving Fund Shares it receives to its shareholders in exchange for the shares of beneficial interest of the Transferor Fund (the "Transferor Fund Shares") that are then outstanding, in liquidation of each Transferor Fund, all upon the terms and conditions hereinafter set forth in this Plan.

         This Plan has been approved by the Board of Trustees of the Trust based on its determination that participation in the Reorganizations is in the best interests of the Funds and that the interests of Funds' existing shareholders will not be diluted as a result of the Reorganizations.

                             B. THE REORGANIZATIONS

1. TRANSFER OF ASSETS OF THE TRANSFEROR FUNDS IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF SURVIVING FUND SHARES

     1.1 Subject to the terms and conditions set forth herein, as of the Closing Time provided for in paragraph 3.1, each Transferor Fund will transfer all of its assets (as described in paragraph 1.2) and assign and transfer all of its debts, obligations, duties and other liabilities to the corresponding Surviving Fund. In exchange for all of the assets of the corresponding Transferor Fund, as of the Closing
          Time: (A) each Surviving Fund will assume all of the debts, obligations, duties and other liabilities of such Transferor Fund, whether accrued, absolute, contingent or otherwise, then existing, such that after the Closing Time the same may be enforced against the Surviving Fund to the same extent as if they had been incurred by the Surviving Fund; and (B) the Trust, on behalf of each Surviving Fund, will issue shares of the Surviving Fund that have an aggregate net asset value equal to the aggregate net value of the assets transferred by the Transferor Fund to the Surviving Fund, less the liabilities assumed by the Surviving Fund. The transactions described in this paragraph 1.1 will take place at the Closing provided for in paragraph 3.1.

     1.2 The assets of each Transferor Fund to be acquired by the corresponding Surviving Fund will include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), tax operating losses, claims or rights of action, rights to register shares of beneficial interest under applicable securities laws, books and records, deferred or prepaid expenses and all other tangible and intangible property owned by the Transferor Fund at the Closing Time provided for in paragraph 3.1.

     1.3 At, or as soon as possible after, the Closing Time each Transferor Fund will distribute in liquidation the Surviving Fund Shares it receives to the shareholders of record of such Transferor Fund, determined as of the close of business on the day of the Closing, pro rata in proportion to each shareholder's beneficial interest in the Transferor Fund. Such distribution will be in exchange for each shareholder's Transferor Fund Shares. Such distribution will be accomplished by the transfer of the Surviving Fund Shares then credited to the account of each Transferor Fund on the share records of the Trust to open accounts on those records in the names of such Transferor Fund shareholders and representing the respective pro rata number of the Surviving Fund Shares received from the Surviving Fund that is due to each Transferor Fund shareholder. Fractional Surviving Fund Shares will be rounded to the third place after the decimal point.

     1.4 The stock transfer books of the Trust with respect to the Transferor Funds will be permanently closed as of the close of business on the day immediately preceding the Closing. Share redemption requests received thereafter by the Trust with respect to a Transferor Fund will be deemed to be redemption requests for shares of the corresponding Surviving Fund issued pursuant to this Plan. As of the

          Closing Time, all issued and outstanding shares of the Transferor Fund will be canceled on the books of the Trust. Each Transferor Fund shareholder will have the right to receive any unpaid dividends or other distributions that were declared as of or prior to the Closing Time with respect to the Transferor Fund Shares that are held by such Transferor Fund shareholder at the Closing Time.

     1.5 Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Transferor Fund Shares on the books of any Fund will be paid by the person to whom such Surviving Fund Shares are to be distributed as a condition of such transfer.

     1.6 The legal existence of each Transferor Fund will be terminated as promptly as reasonably practicable after the Closing Time. After the Closing Time, each Transferor Fund shall not conduct any business except in connection with its liquidation and termination.


2.   VALUATION

     2.1 The value of each Transferor Fund's assets to be acquired by the corresponding Surviving Fund hereunder, and the value of the full and fractional Surviving Fund Shares to be issued in exchange for each Transferor Fund's assets, will be computed as of the valuation time provided in the Funds' prospectus(es) on the date of the Closing using the valuation procedures set forth in the Funds' current prospectus(es) and statement of additional information.

     2.2  All computations of value will be made by The Northern Trust Company.



3.   CLOSING AND CLOSING DATE

     3.1 The transfer of each Transferor Fund's assets in exchange for the assumption by the corresponding Surviving Fund of the Transferor Fund's liabilities and the issuance of Surviving Fund Shares to the Transferor Fund, as described above, together with such related acts as are necessary to consummate such transactions (the "Closing"), will occur at such place and at such date and time (the "Closing Time") as may be determined by the Board of Trustees or an authorized officer of the Trust.

     3.2 At the Closing the Trust, on behalf of the respective Funds, will deliver such bills of sale, checks, assignments, stock certificates, receipts or other documents as the Trust deems necessary or reasonable.

4.   CONDITIONS

     Consummation of the Reorganizations is subject to the following conditions:

     4.1 This Plan and the transactions contemplated herein will be approved by the Trustees of the Trust and, if required by applicable law, by the requisite vote of a Transferor Fund's shareholders;

     4.2 Prior to the Closing Time, each Transferor Fund will declare a dividend, with a record date and ex-dividend date prior to the Closing Time, which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Transferor Fund's investment company taxable income, if any, for the taxable periods or years ended on or before March 31, 2003 and for the subsequent period up to and including the Closing Time, and all of the Transferor Fund's net capital gain, if any, recognized in the taxable periods or years ended on or before March 31, 2003 and in the subsequent period up to and including the Closing Time.

     4.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby will be obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Trust, the Transferor Funds or the Surviving Funds, provided that the Trust may waive any of such conditions for itself or the respective Funds;

     4.4 At the Closing Time, the Trust, on behalf of the Transferor Funds, will have good and marketable title to the assets to be transferred to the Surviving Funds pursuant to paragraph 1.1, and will have full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and in payment for such assets, the Trust on behalf of the Surviving Funds will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

     4.5 The Trust will receive at or before the Closing Time an opinion of Drinker Biddle & Reath LLP satisfactory to the Trust, substantially to the effect that for federal income tax purposes:

          4.5A. The transfer of all of the assets and liabilities of each Transferor Fund to the corresponding Surviving Fund in exchange for the issuance of Surviving Fund Shares to the Transferor Fund, followed by the distribution in liquidation by the Transferor Fund of such Surviving Fund Shares to the Transferor Fund shareholders in exchange for their Transferor Fund Shares and the termination of the Transferor Fund, will constitute a reorganization within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Code, and the Transferor Fund and the

                Surviving Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

          4.5B. No gain or loss will be recognized by either Transferor Fund upon (i) the transfer of its assets to the corresponding Surviving Fund in exchange for the issuance of Surviving Fund Shares to the Transferor Fund and the assumption by the Surviving Fund of the Transferor Fund's liabilities, if any, and (ii) the distribution by the Transferor Fund of the Surviving Fund Shares to the Transferor Fund shareholders;

          4.5C. No gain or loss will be recognized by either Surviving Fund upon its receipt of the corresponding Transferor Fund's assets in exchange for the issuance of Surviving Fund Shares to the Transferor Fund and the assumption by the Surviving Fund of the liabilities, if any, of the Transferor Fund;

          4.5D. The tax basis of the assets acquired by each Surviving Fund from the corresponding Transferor Fund will be, in each instance, the same as the tax basis of those assets in the Transferor Fund's hands immediately before the transfer;

          4.5E. The tax holding period of the assets of each Transferor Fund in the hands of the corresponding Surviving Fund will, in each instance, include the Transferor Fund's tax holding period for those assets;

          4.5F. Each Transferor Fund's shareholders will not recognize gain or loss upon the exchange of their Transferor Fund Shares for Surviving Fund Shares as part of the transaction;

          4.5G. The tax basis of the Surviving Fund Shares received by Transferor Fund shareholders in the transaction will be, for each Transferor Fund shareholder, the same as the tax basis of the Transferor Fund Shares surrendered in exchange therefor; and

          4.5H. The tax holding period of the Surviving Fund Shares received by Transferor Fund shareholders will include, for each Transferor Fund shareholder, the tax holding period for the Transferor Fund Shares surrendered in exchange therefor, provided that those Transferor Fund Shares were held as capital assets on the date of the exchange.

         The Trust will make and provide representations with respect to the Transferor Funds and the Surviving Funds that are reasonably necessary to enable Drinker Biddle & Reath LLP to deliver an opinion substantially as set forth in this paragraph 4.5, which opinion may address such other federal income tax consequences, if any, that Drinker Biddle & Reath LLP believes to be material to the Reorganizations.

5.   STATUS OF SURVIVING FUND SHARES

         Surviving Fund Shares issued in connection with the transactions contemplated herein will be duly and validly issued and outstanding and fully paid and non-assessable by the Trust.

6.   EXPENSES

         Except to the extent paid by a Fund's investment adviser (or an affiliate of such investment adviser), each Fund will bear all of its expenses in connection with carrying out this Plan, including the fees and disbursements of attorneys, auditors and custodians. The expenses of the Funds will include any federal and state stock transfer stamps required for the transfer of the Transferor Funds' securities to the Surviving Funds and for the transfer of Surviving Fund Shares to registered shareholders of the Transferor Funds in liquidation of the Transferor Funds.

7.   TERMINATION

         This Plan may be terminated by the Board of Trustees, and the Funds may abandon the Reorganizations contemplated hereby, notwithstanding approval thereof by the shareholders of the Funds, at any time prior to the Closing, if circumstances develop that, in the Board's judgment, make proceeding with the Plan inadvisable.

8.   AMENDMENT

         This Plan may be amended, modified or supplemented in such manner as may be determined by the Trustees; provided, however, that following the approval of this Plan by any Transferor Fund's shareholders, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be paid to that Fund's shareholders under this Plan to the detriment of such Fund shareholders without their further approval. Without limiting the foregoing, in the event shareholder approval of this Plan and the transactions contemplated herein is not obtained with respect to one Fund, and if, as a result, the transactions contemplated by this Plan may be consummated with respect to one, but not both, of the Funds, the Board of Trustees of the Trust may, in the exercise of its sole and unilateral discretion, determine to either abandon this Plan with respect to both of the Funds or direct that the transactions described herein be consummated to the degree the Board deems advisable and to the degree such transactions may be lawfully effected.

9.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; SURVIVAL; WAIVER

     9.1 The article and paragraph headings contained in this Plan are for reference purposes only and do not affect in any way the meaning or interpretation of this Plan.

     9.2 This Plan will be governed by and construed in accordance with the laws of the State of Delaware.

     9.3 This Plan will be binding upon and inure to the benefit of the Funds and their respective successors and assigns. Nothing herein expressed or implied is intended or will be construed to confer upon or give any person, firm or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

     9.4 All persons dealing with the Trust, the Transferor Funds or the Surviving Funds must look solely to the property of the Trust, the Transferor Funds, or the Surviving Funds, respectively, for the enforcement of any claims against the Trust, the Transferor Funds or the Surviving Funds, as neither the Trustees, officers, agents nor shareholders of the Trust assume any personal liability for obligations entered into on behalf of the Trust, the Transferor Funds or the Surviving Funds. No series of the Trust will be responsible for any obligations assumed by or on behalf of any other series of the Trust under this Plan.

     9.5 The obligations set forth herein will not survive the Closing, except for the provisions of Section 1.6.

     9.6 The Trust, after consultation with counsel and by consent of its Board of Trustees, Executive Committee or any officer, may waive any condition to the obligations hereunder if, in their or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds.

10.  NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Plan will be in writing and will be given by prepaid telegraph, telecopy or certified mail addressed to the Trust at 50 South LaSalle Street, Chicago, Illinois 60675, Attention: Secretary.

         IN WITNESS WHEREOF, the Trust has caused this Plan to be executed by a duly authorized officer.

                                            NORTHERN FUNDS, acting on behalf of
                                            its International Select Equity Fund

                                            By: /s/ Eric K. Schweitzer
                                                ----------------------
                                            Eric K. Schweitzer, Vice President

                                            NORTHERN FUNDS, acting on behalf of
                                            its International Growth Equity Fund

                                            By: /s/ Lloyd A. Wennlund
                                                ----------------------
                                            Lloyd A. Wennlund, President

                                            NORTHERN FUNDS, acting on behalf of
                                            its Global Communications Fund

                                            By: /s/ Eric K. Schweitzer
                                                ----------------------
                                            Eric K. Schweitzer, Vice President

                                            NORTHERN FUNDS, acting on behalf of
                                            its Technology Fund

                                            By: /s/ Lloyd A. Wennlund
                                                ----------------------
                                            Lloyd A. Wennlund, President

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                       NORTHERN GLOBAL COMMUNICATIONS FUND
                                   a series of
                                 Northern Funds
                             50 South LaSalle Street
                             Chicago, IL 60675-5986

                        By and in Exchange for Shares of

                            Northern Technology Fund
                                   a series of
                                 Northern Funds
                             50 South LaSalle Street
                             Chicago, IL 60675-5986

                        JUNE 19, 2003 SPECIAL MEETING OF
                  SHAREHOLDERS OF NORTHERN GLOBAL COMMUNICATIONS

     This Statement of Additional Information, relating specifically to the Special Meeting of Shareholders of Northern Global Communications Fund ("Global Communications Fund") to be held June 19, 2003, consists of this document and the following described documents, each of which is incorporated by reference herein:

- The Statement of Additional Information of the Trust with respect to Northern Equity Funds, including Global Communications Fund and Northern Technology Fund ("Technology Fund") dated July 31, 2002.

- The audited financial statements and related Reports of Independent Auditors for the Global Communications Fund and Technology Fund included in Northern Funds' Annual Report for the year ended March 31, 2002. No other parts of the Annual Report are incorporated herein by reference.

- The financial statements for the Global Communications Fund and Technology Fund included in Northern Funds' Semiannual Report for the semi-annual period ended September 30, 2002. No other parts of the Semiannual Report are incorporated herein by reference.

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy
Statement/Prospectus dated April , 2003. A copy of the Proxy Statement/Prospectus may be obtained without charge by contacting Northern Funds at P.O. Box 75986, Chicago, IL 60675-5986 or by telephoning NTI toll free at 800/595-9111.

     The date of this Statement of Additional Information is April ___ , 2003.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                 PAGE
                                                                                                 ----
General Information                                                                              B-2
Additional Information About Global Communications Fund and Technology Fund                      B-3
Financial Statements                                                                             B-3
Pro Forma Financial Statements                                                                   B-3
Miscellaneous                                                                                    B-4

                               GENERAL INFORMATION

     The Board of Trustees of Northern Funds (the "Trust") has approved a Plan of Reorganization (the "Plan") which contemplates the transfer of the assets and liabilities of Global Communications Fund to Technology Fund in exchange for shares of Technology Fund (the "Reorganization"). The Plan is being submitted for the approval of Global Communications Fund' shareholders.

     After the transfer of its assets and liabilities in exchange for Technology Fund shares, Global Communications Fund will distribute the shares to its shareholders in liquidation of Global Communications Fund. Each shareholder owning shares of Global Communications Fund at the closing of the Reorganization will receive shares of Technology Fund equal in value to his or her interest in Global Communications Fund, and will receive any unpaid dividends or distributions on shares of Global Communications Fund that were declared at or before the closing of the Reorganization. Technology Fund will establish an account for each former shareholder of Global Communications Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by Global Communications Fund for each shareholder. In connection with the Reorganization, all outstanding shares of Global Communications Fund will be cancelled, and Global Communications Fund will wind up its affairs and be terminated.

             ADDITIONAL INFORMATION ABOUT GLOBAL COMMUNICATIONS FUND
                               AND TECHNOLOGY FUND

     This Statement of Additional Information incorporates by reference the following document which contains additional information about Global Communications Fund and Technology Fund:

     - The Statement of Additional Information dated July 31, 2002 of the Trust with respect to Northern Equity Funds, including Global Communications Fund and Technology Fund, as filed with the Securities and Exchange Commission on August 5, 2002 (Registration No. 033-73404, EDGAR accession number 0000912057-01-029893).

                              FINANCIAL STATEMENTS

     Historical financial information regarding Global Communications Fund and Technology Fund is included in the following document which is incorporated by reference herein:

     - The audited financial statements and related Reports of Independent Auditors for the Global Communications Fund and Technology Fund included in Northern Funds' Annual Report for the year ended March 31, 2002. No other parts of the Annual Report are incorporated herein by reference.

     - The financial statements for the Global Communications Fund and Technology Fund included in Northern Funds' Semiannual Report for the semi-annual period ended September 30, 2002. No other parts of the Semiannual Report are incorporated herein by reference.

                         PRO FORMA FINANCIAL STATEMENTS

     Pro forma financial information has not been prepared for the Reorganization of Global Communications Fund with and into Technology Fund because the net asset value of Global Communications Fund does not exceed 10% of Technology Fund's net asset value and, therefore, pro forma financial information is not required.

                                  LEGAL MATTERS

     Certain legal matters in connection with the issuance of Technology Fund shares as part of the Reorganization will be passed upon by Drinker Biddle & Reath LLP, counsel to the Trust.

                                     EXPERTS

     The audited financial statements of Global Communications Fund and Technology Fund, incorporated by reference in the Statement of Additional Information, have been audited by Arthur Andersen LLP, the Trust's former independent auditors, to the extent indicated in their report thereon which is included in the Annual Report to shareholders of Global Communications Fund and Technology Fund for the fiscal year ended March 31, 2002. On June 19, 2002 the Trust engaged a new auditing firm. Arthur Andersen LLP has not consented to the incorporation by reference of its report in this registration statement, and the Trust has dispensed with the requirements to file its consent in reliance on Rule 437a under the Securities Act of 1933. Because Arthur Andersen LLP has not consented to the incorporation by reference of its report in this registration statement, shareholders of the Funds will not be able to recover against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 for any untrue statements of a material fact contained in the financial statements and schedules audited by Arthur Andersen LLP that are incorporated by reference in this registration statement or any omissions to state a material fact required to be stated therein.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         Section 7 of each Investment Advisory and Ancillary Services Agreement between the Registrant and its investment adviser (the "Adviser") provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which the Adviser may be subject. A copy of the Investment Advisory and Ancillary Services Agreement is incorporated herein by reference.

         Article 10 of the Co-Administration Agreement dated July 31, 2000 among the Registrant, The Northern Trust Company and PFPC Inc. provides that Registrant will indemnify Registrant's co-administrators against all claims except those resulting from the willful misfeasance, bad faith or negligence of such co-administrators, or the Co-Administrators' breach of confidentiality. A copy of the Co-Administration Agreement is incorporated herein by reference.

         Section 3.1 of the Distribution Agreement between the Registrant and Northern Funds Distributors, LLC provides for indemnification of Northern Funds Distributors, LLC, in connection with certain claims and liabilities to which Northern Funds Distributors, LLC, in its capacity as Registrant's Distributor, may be subject. A copy of the Distribution Agreement is incorporated herein by reference.

         In addition, Article IV, Section 3 of Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein, provides for indemnification of the Registrant's officers and Trustees under certain circumstances.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy's coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 16.                   EXHIBITS

         (1)      (a)      Agreement and Declaration of Trust dated February 7,
                           2000 filed as Exhibit (a)(19) to Post-Effective
                           Amendment No. 30/31 to Registrant's Registration
                           Statement on Form N-1A, filed on May 15, 2000 ("PEA
                           No. 30/31").

                  (b) Amendment No. 1 to the Agreement and Declaration of Trust dated February 8, 2000 filed as Exhibit (a)(2) to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2000 ("PEA No. 34").

                  (c) Amendment No. 2 to the Agreement and Declaration of Trust dated May 2, 2000 filed as Exhibit (a)(3) to PEA No. 34.

                  (d) Amendment No. 3 to the Agreement and Declaration of Trust dated September 25, 2000 filed as Exhibit
                           (a)(1) to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A ("PEA No. 35").

                  (e) Amendment No. 4 to the Agreement and Declaration of Trust dated February 2, 2001 filed as Exhibit (a)(2) to PEA No. 35.

         (2) Amended and Restated By-Laws adopted August 2, 2000 are filed as Exhibit (b)(1) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A ("PEA No. 38").

         (3)               None

         (4) Plan of Reorganization is filed herewith as Appendix A to the Proxy Statement/Prospectus and incorporated by reference.

         (5) Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated February 7, 2000 incorporated herein by reference as Exhibit (l)(a).

         (6)      (a)      Investment Advisory and Ancillary Services Agreement
                           between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(1) to PEA
                           No. 35.

                  (b) Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(2) to PEA No. 35.

                  (c) Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(3) to PEA No. 35.

                  (d) Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(4) to PEA No. 35.

                  (e) Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(5) to PEA No. 35.

                  (f) Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(6) to PEA No. 35.

                  (g) Addendum No. 6 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(7) to PEA No. 35.

                  (h) Addendum No. 7 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(8) to PEA No. 35.

                  (i) Addendum No. 8 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(9) to PEA No. 35.

                  (j) Addendum No. 9 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(10) to PEA No. 35.

                  (k) Addendum No. 10 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(11) to PEA No. 35.

                  (l) Addendum No. 11 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (d)(12) to PEA No. 35.

                  (m) Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated August 2, 2000 filed as Exhibit (d)(13) to PEA No. 35.

                  (n) Assumption Agreement between The Northern Trust Investments, Inc. and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(14) to PEA No. 35.

                  (o) Addendum No. 1 to the Investment Advisory Agreement between Northern Funds and Northern Trust Investments, Inc. dated May 17, 2001 filed as Exhibit
                           (d)(15) to Post Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, filed on May 29, 2001 ("PEA No. 36").

                  (p) Assumption Agreement between The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (d)(16) to PEA No. 35.

                  (q) Assumption Agreement between Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited, dated as of April 1, 2002 is filed herewith.

                  (r) Assumption Agreement by and among The Northern Trust Company, Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited dated May 2, 2001 filed as Exhibit (d)(17) to Post Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, filed on July 30, 2001 ("PEA No. 37").

                  (s) Fee Reduction Commitment dated as of July 31, 2002 by Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited is filed herewith.

                  (t) Fee Reduction Commitment dated as of July 31, 2002 by Northern Trust Investments, Inc. is filed herewith.

         (7)      (a)      Distribution Agreement between Registrant and
                           Northern Funds Distributors, LLC dated December 31,
                           2000 filed as Exhibit (e)(2) to PEA No. 35.

                  (b) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated May 17, 2001 filed as Exhibit
                           (e)(3) to PEA No. 36.

         (8)               None.

         (9)      (a)      Custodian Agreement between Registrant and The
                           Northern Trust Company dated April 1, 1994
                           ("Custodian Agreement") filed as Exhibit 8(a) to Post
                           Effective Amendment No. 11 to Registrant's
                           Registration Statement on Form N-1A ("PEA No. 11").

                  (b) Addendum No. 1 to the Custodian Agreement dated November 29, 1994 filed as Exhibit 8(d) to PEA No. 11.

                  (c) Addendum No. 2 to the Custodian Agreement dated March 29, 1996 filed as Exhibit 8(f) to Post Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A ("PEA No. 9").

                  (d) Addendum No. 3 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(i) to Post Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A ("PEA No. 12").

                  (e) Addendum No. 4 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(j) to PEA No. 12.

                  (f) Addendum No. 5 to the Custodian Agreement dated March 24, 1997 filed as Exhibit 8(n) to Post Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A ("PEA No. 16").

                  (g) Addendum No. 6 to the Custodian Agreement dated February 12, 1997 filed as Exhibit 8(l) to Post Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A ("PEA No. 19").

                  (h) Addendum No. 7 to the Custodian Agreement dated November 18, 1997 filed as Exhibit 8(o) to PEA No. 19.

                  (i) Addendum No. 8 to the Custodian Agreement dated December 21, 1998 filed as Exhibit (g)(12) to Post Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A ("PEA No. 22").

                  (j) Addendum No. 9 to the Custodian Agreement dated September 15, 1999 filed as Exhibit (g)(13) to Post Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A ("PEA No. 27").

                  (k) Addendum No. 10 to the Custodian Agreement dated December 28, 1999 filed as Exhibit (g)(14) to Post Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A ("PEA No. 28").

                  (l) Addendum No. 11 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (g)(15) to PEA No. 35.

                  (m) Addendum No. 12 to the Custodian Agreement between Registrant and The Northern Trust Company dated August 1, 2000 filed as Exhibit (g)(16) to PEA No. 35.

                  (n) Addendum No. 13 to the Custodian Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (g)(17) to PEA No. 35.

                  (o) Addendum No. 14 to the Custodian Agreement between Registrant and The Northern Trust Company dated May 17, 2001 filed as Exhibit (g)(15) to PEA No. 36.

                  (p) Addendum No. 15 to the Custodian Agreement between Registrant and The Northern Trust Company dated October 30, 2001 is filed as Exhibit (g)(16) to PEA No. 38.

                  (q) Foreign Custody Agreement between the Registrant and The Northern Trust Company dated April 1, 1994 filed as Exhibit 8(g) to PEA No. 11.

                  (r) Addendum No. 1 to the Foreign Custody Agreement dated April 1, 1998 filed as Exhibit 8(p) to PEA No. 19.

                  (s) Addendum No. 2 to the Foreign Custody Agreement dated February 8, 2000 filed as Exhibit (g)(15) to PEA No. 30/31.

                  (t) Addendum No. 3 to the Foreign Custody Agreement dated July 31, 2000 filed as Exhibit (g)(19) to PEA No. 35.

                  (u) Addendum No. 4 to the Foreign Custody Agreement dated October 30, 2001 is filed as Exhibit (g)(21) to PEA No. 38.

                  (v) Foreign Custody Monitoring Agreement between Registrant and The Northern Trust Company dated July 2, 2001 filed as Exhibit (g)(21) to PEA No. 37.

         (10) Amended and Restated Distribution and Service Plan, adopted April 1,1994 and most recently revised as of May 2, 2000 and related Agreement filed as Exhibit
                           (m) to PEA No. 34.

         (11) Opinion and Consent of Drinker Biddle & Reath LLP with respect to shares of Northern Funds Technology Fund is filed herewith.

         (12) Opinion and Consent of Drinker Biddle & Reath LLP with respect to tax matters is filed herewith.


         (13)     (a)      Transfer Agency Agreement between Registrant and The
                           Northern Trust Company dated April 1, 1994 ("Transfer
                           Agency Agreement") filed as Exhibit 8(b) to PEA No.
                           11.

                  (b) Addendum No. 1 to the Transfer Agency Agreement dated November 29, 1994 filed as Exhibit 8(c) to PEA No. 11.

                  (c) Addendum No. 2 to the Transfer Agency Agreement dated March 29, 1996 filed as Exhibit 8(e) to PEA No. 11.

                  (d) Addendum No. 3 to the Transfer Agency Agreement dated August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.

                  (e) Addendum No. 4 to the Transfer Agency Agreement dated March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.

                  (f) Addendum No. 5 to the Transfer Agency Agreement dated February 12, 1997 filed as Exhibit 8(k) to PEA No. 19.

                  (g) Addendum No. 6 to the Transfer Agency Agreement dated November 18, 1997 filed as Exhibit 8(q) to PEA No. 19.

                  (h) Addendum No. 7 to the Transfer Agency Agreement dated December 21, 1998 filed as Exhibit (h)(11) to PEA No. 22.

                  (i) Addendum No. 8 to the Transfer Agency Agreement dated September 15, 1999 filed as Exhibit (h)(9) to PEA No. 27.

                  (j) Addendum No. 9 to the Transfer Agency Agreement dated December 28, 1999 filed as Exhibit (h)(10) to PEA No. 28.

                  (k) Addendum No. 10 to the Transfer Agency Agreement dated February 8, 2000 filed as Exhibit (h)(15) to PEA No. 30/31.

                  (l) Addendum No. 11 to the Transfer Agency Agreement dated July 31, 2000 filed as Exhibit (h)(13) to PEA No. 34.

                  (m) Addendum No. 12 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(15) to PEA No. 35.

                  (n) Addendum No. 13 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(16) to PEA No. 35.

                  (o) Addendum No. 14 to the Transfer Agency Agreement dated May 17, 2001 filed as Exhibit (h)(15) to PEA No. 36.

                  (p) Addendum No. 15 to the Transfer Agency Agreement dated October 30, 2001 is filed as Exhibit (h)(16) to PEA No. 38.

                  (q) Amended and Restated Service Plan, adopted as of April 1, 1999 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (h)(11) to PEA No. 27.

                  (r) Amended and Restated Service Plan, adopted as of April 1, 1994 and most recently revised as of May 2, 2000 filed as Exhibit (h)(16) to PEA No. 34.

                  (s) Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated July 31, 2000 filed as Exhibit (h)(18) to PEA No. 35.

                  (t) Amendment to Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated February 8, 2002 is filed herewith.

                  (u)      Amended and Restated Schedule A to the
                           Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated May 17, 2001 filed as Exhibit (h)(19) to PEA No. 36.

                  (v) Assignment and Assumption Agreement by and among PFPC Inc., The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (h)(20) to PEA No. 36.

         (14) The Consent of Arthur Andersen LLP is not required to be filed pursuant to Rule 437a under the Securities Act of 1933.

         (15)              None.

         (16) Powers of Attorney for Lloyd A. Wennlund, Brian Ovaert, Richard G. Cline, Edward J. Condon, Jr., William J. Dolan, Jr., Sharon Gist Gilliam, Sandra Polk Guthman, Michael E. Murphy, Mary Jacob Skinner, Richard P. Strubel and Stephen B. Timbers are filed herewith.

         (17)     (a)      Form of Proxy Card is filed herewith.

         The following documents, each filed via EDGAR and listed with its filing accession number, are incorporated by reference into the Proxy Statement/Prospectus that is part of this Registration Statement:

                           - Prospectus for Northern Equity Funds dated July 31, 2002 -0000912057-02-029893.

                           - As supplemented on December 17, 2002 - 0001047469-02-007805.

                           - As supplemented on February 26, 2003 - 0001047469-03-006478.

                           - Statement of Additional Information for Northern Funds dated July 31, 2002 - 0000912057-02-029893.

                           - The Report of Independent Auditors and financial statements included in the Annual Report for the Fiscal Year Ending March 31, 2002 for the Northern Equity Funds - 0000912057-02-022069.

                           - The financial statements included in the Semi-Annual Report for the Six-Month Period Ended September 30, 2002 for the Northern Equity Funds - 0001047469-02-005973.

         The following documents, each filed via EDGAR and listed with its filing accession number are incorporated by reference into the Statement of Additional Information that is part of this Registration Statement:

                           - Statement of Additional Information for Northern Funds dated July 31, 2002 - 0000912057-02-029893.

                           - The Report of Independent Auditors and financial statements included in the Annual Report for the Fiscal Year Ending March 31, 2002 for the Northern Equity Funds - 0000912057-02-022069.

                           - The financial statements included in the Semi-Annual Report for the Six-Month Period Ended September 30, 2002 for the Northern Equity Funds - 0001047469-02-005973.

ITEM 17.                   UNDERTAKINGS

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

                  As required by the Securities Act of 1933, this Registration Statement has been signed on its behalf by the Registrant, in the City of Chicago and State of Illinois on the 13th day of March 2003.

                                  NORTHERN FUNDS

                                  By: /s/ Lloyd A. Wennlund
                                      ----------------------
                                      Lloyd A. Wennlund
                                      President and Chief Executive Officer

                  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                NAME                             TITLE                                   DATE
                ----                             -----                                   ----
/s/ Lloyd A. Wennlund                            President and                      March 13, 2003
--------------------------------------           Chief Executive Officer
Lloyd A. Wennlund

/s/ Brian P. Ovaert                              Treasurer and Chief                March 13, 2003
--------------------------------------           Financial Officer
Brian P. Ovaert

Richard G. Cline*                                Trustee                            March 13, 2003
--------------------------------------
Richard G. Cline

Edward J. Condon, Jr.*                           Trustee                            March 13, 2003
--------------------------------------
Edward J. Condon, Jr.

William J. Dolan, Jr.*                           Trustee                            March 13, 2003
--------------------------------------
William J. Dolan, Jr.

Sharon Gist Gilliam*                             Trustee                            March 13, 2003
--------------------------------------
Sharon Gist Gilliam

Sandra Polk Guthman*                             Trustee                            March 13, 2003
--------------------------------------
Sandra Polk Guthman

Michael E. Murphy*                               Trustee                            March 13, 2003
--------------------------------------
Michael E. Murphy

Mary Jacobs Skinner*                             Trustee                            March 13, 2003
--------------------------------------
Mary Jacobs Skinner

Richard P. Strubel*                              Trustee                            March 13, 2003
--------------------------------------
Richard P. Strubel

Stephen B. Timbers*                              Trustee                            March 13, 2003
--------------------------------------
Stephen B. Timbers

*  By:  /s/ Lloyd A. Wennlund
        ---------------------------------------------
        Lloyd A. Wennlund
        Attorney-in-Fact

                                 NORTHERN FUNDS

                            CERTIFICATE OF SECRETARY

         The following resolution was duly adopted by the Board of Trustees of Northern Funds (the "Trust") on February 14, 2003 and remains in effect on the date hereof:

         FURTHER RESOLVED, that the Trustees and officers of the Trust who may be required to execute such Registration Statement on Form N-14 (and any amendments thereto), and each of them hereby appoint Lloyd A. Wennlund, Eric K. Schweitzer, Brian Ovaert, Stuart Schuldt and Jeffrey A. Dalke, and each of them, their true and lawful attorney, or attorneys, to execute in their name, place and stead, in their capacity as Trustee or officer, or both, of the Trust, the Registration Statement on Form N-14, any amendments thereto, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and any of said attorneys shall have full power of substitution and resubstitution; and any of said attorneys shall have full power and authority to do and perform in the name and on behalf of said Trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said Trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or any or all of them, being hereby ratified and approved.

                                 NORTHERN FUNDS

                                 By:  /s/ JEFFREY A. DALKE
                                      -------------------------------------
                                      Jeffrey A. Dalke
                                      Secretary

Dated:  March 13, 2003

                                INDEX TO EXHIBITS

EXHIBIT
NUMBER                              EXHIBIT TITLE
------                              -------------
Appendix A
to Proxy
Statement/Prospectus           Plan of Reorganization.


     6(q)                      Assumption Agreement between Northern Trust Investments, Inc. and Northern Trust
                               Global Investments (Europe) Limited dated as of April 1, 2002.

     6(s)                      Fee Reduction Commitment dated as of July 31, 2002 by Northern Trust Investments,
                               Inc. and Northern Trust Global Investments (Europe) Limited.

     6(t)                      Fee Reduction Commitment dated as of July 31, 2002 by Northern Trust Investments,
                               Inc.

     11                        Opinion and Consent of Drinker Biddle & Reath LLP with respect to shares of
                               Technology Fund.

     12                        Opinion and Consent of Drinker Biddle & Reath LLP with respect to tax matters.

     13  (t)                   Amendment to Co-Administration Agreement among Registrant, The Northern Trust
                               Company and PFPC Inc. dated February 8, 2002.

     16                        Powers of Attorney for Lloyd A. Wennlund, Brian Ovaert, Richard G. Cline, Edward J.
                               Condon, Jr., William J. Dolan, Jr., Sharon Gist Gilliam, Sandra  Polk Guthman,
                               Michael E. Murphy, Mary Jacob Skinner, Richard P. Strubel and Stephen B. Timbers.

     17  (a)                   Form of Proxy Card.